Contingencies	6 Months Ended
Jun. 30, 2011
Contingencies
Contingencies

NOTE 10—CONTINGENCIES

Management continually evaluates contingencies based upon the best available information. In addition, allowances for losses are provided currently for disputed items that have continuing significance, such as certain third party reimbursements and deductions that continue to be claimed in current cost reports and tax returns.

Management believes that allowances for losses have been provided to the extent necessary and that its assessment of contingencies is reasonable.

Principal contingencies are described below:

Revenues—Certain third party payments are subject to examination by agencies administering the various reimbursement programs. The Company is contesting certain issues raised in audits of prior year cost reports.

Professional liability risks—The Company has provided for losses for professional liability risks based upon management's best available information including actuarially determined estimates. Ultimate claims costs may differ from the provisions for loss. See Note 8.

Income taxes—The Company is subject to various federal and state income tax audits in the ordinary course of business. Such audits could result in increased tax payments, interest and penalties. In addition, the Company is a party to a tax matters agreement with PharMerica Corporation, which sets forth the Company's rights and obligations related to taxes for periods before and after the Company's spin-off of its former institutional pharmacy business in 2007 and the related merger transaction which created PharMerica Corporation.

Litigation —The Company is a party to various legal actions (some of which are not insured), and regulatory and other governmental audits and investigations in the ordinary course of business. The Company cannot predict the ultimate outcome of pending litigation and regulatory and other governmental audits and investigations. These matters could potentially subject the Company to sanctions, damages, recoupments, fines and other penalties. The U.S. Department of Justice (the "DOJ"), the Centers for Medicare and Medicaid Services ("CMS") or other federal and state enforcement and regulatory agencies may conduct additional investigations related to the Company's businesses in the future which may, either individually or in the aggregate, have a material adverse effect on the Company's business, financial position, results of operations and liquidity.

Other indemnifications—In the ordinary course of business, the Company enters into contracts containing standard indemnification provisions and indemnifications specific to a transaction, such as a disposal of an operating facility. These indemnifications may cover claims related to employment-related matters, governmental regulations, environmental issues and tax matters, as well as patient, third party payor, supplier and contractual relationships. Obligations under these indemnities generally are initiated by a breach of the terms of a contract or by a third party claim or event.